Financial and Foreign Currency Translation Expenses Net (Tables)	12 Months Ended
Dec. 31, 2012
Financial and Foreign Currency Translation Expenses Net Disclosure [Abstract]
Schedule of interest and foreign currency translation expenses
	Year ended December 31,
	2012	2011

Interest on long-term loans (1)	(270)	(393)
Linkage difference and others, net	52	28
	(218)	(365)
(1) As for financial expenses to shareholders, see Note 15a.